Concentration of Risk - Schedule of Cost of Sale (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)		Dec. 31, 2024 USD ($)		Dec. 31, 2023 MYR (RM)		Dec. 31, 2022 MYR (RM)		Dec. 31, 2024 USD ($)
Cost of sales [member]
Schedule of Cost of Sale [Line Items]
Cost of sale RM	RM 84,102,118		$ 18,791,669		RM 130,201,026		RM 54,825,100
Cost of sale USD	RM 84,102,118		$ 18,791,669		RM 130,201,026		RM 54,825,100
Percentage of cost of sale	100.00%		100.00%		100.00%		100.00%
Payables [Member]
Schedule of Cost of Sale [Line Items]
Payables RM	RM 27,396,814,000,000				RM 38,418,873,000,000				$ 6,121,509
Payables USD	RM 27,396,814,000,000				RM 38,418,873,000,000				6,121,509
Percentage of payables	100.00%		100.00%		100.00%
Vendor A [Member] | Cost of sales [member]
Schedule of Cost of Sale [Line Items]
Cost of sale RM	RM 12,445,870		$ 2,780,889		RM 20,826,560		RM 16,097,566
Cost of sale USD	RM 12,445,870		$ 2,780,889		RM 20,826,560		RM 16,097,566
Percentage of cost of sale	14.80%		14.80%		16.00%		29.36%
Vendor A [Member] | Payables [Member]
Schedule of Cost of Sale [Line Items]
Payables RM	RM 7,011,530,000,000				RM 7,580,160,000,000				1,566,648
Payables USD	RM 7,011,530,000,000				RM 7,580,160,000,000				1,566,648
Percentage of payables	25.59%		25.59%		19.73%
Vendor B [Member] | Cost of sales [member]
Schedule of Cost of Sale [Line Items]
Cost of sale RM		[1]		[1]	RM 17,867,185		RM 9,600,766
Cost of sale USD		[1]		[1]	RM 17,867,185		RM 9,600,766
Percentage of cost of sale		[1]		[1]	13.72%		17.51%	[1]
Vendor B [Member] | Payables [Member]
Schedule of Cost of Sale [Line Items]
Payables RM		[2]			RM 10,198,777,000,000					[2]
Payables USD		[2]			RM 10,198,777,000,000					[2]
Percentage of payables		[2]		[2]	26.55%
Vendor C [Member] | Cost of sales [member]
Schedule of Cost of Sale [Line Items]
Cost of sale RM		[1]		[1]		[1]	RM 5,519,852
Cost of sale USD		[1]		[1]		[1]	RM 5,519,852
Percentage of cost of sale		[1]		[1]		[1]	10.07%
Others [Member] | Cost of sales [member]
Schedule of Cost of Sale [Line Items]
Cost of sale RM	RM 71,656,248		$ 16,010,780		RM 91,507,281		RM 23,606,916
Cost of sale USD	RM 71,656,248		$ 16,010,780		RM 91,507,281		RM 23,606,916
Percentage of cost of sale	85.20%		85.20%		70.28%		43.06%
Others [Member] | Payables [Member]
Schedule of Cost of Sale [Line Items]
Payables RM	RM 20,385,284,000,000				RM 9,593,277,000,000				4,554,861
Payables USD	RM 20,385,284,000,000				RM 9,593,277,000,000				4,554,861
Percentage of payables	74.41%		74.41%		24.97%
Vendor D [Member] | Payables [Member]
Schedule of Cost of Sale [Line Items]
Payables RM		[2]			RM 6,582,074,000,000					[2]
Payables USD		[2]			RM 6,582,074,000,000					[2]
Percentage of payables		[2]		[2]	17.13%
Vendor E [Member] | Payables [Member]
Schedule of Cost of Sale [Line Items]
Payables RM		[2]			RM 4,464,585,000,000					[2]
Payables USD		[2]			RM 4,464,585,000,000					[2]
Percentage of payables		[2]		[2]	11.62%

[1]	Purchases from relevant vendor was less than 10% of the Group’s total cost of sale for the respective year.
[2]	Payables was less than 10% of the Groups total accounts payables for the respective year.